Capital Management and Risk Policies - Summary of Changes in Loss Allowance Between Beginning and End of Annual Period (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Inflation effect		$ 168,585
Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	$ 3,686,934	3,448,164
Inflation effect	(1,189,784)	(685,113)
New Financial Assets Originated or Purchased		(48,467,065)
Changes to model assumptions and methodologies		0
Modification of contractual cash flows of financial assets		0
Foreign exchange and other movements		(4,265,482)
Financial assets derecognized during the period		11,809,793
Loss allowance, Ending Balance	7,477,488	3,686,934
Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	965,360	619,208
Inflation effect	(311,524)	(123,030)
New Financial Assets Originated or Purchased	(21,476,524)	(24,838,100)
Changes to model assumptions and methodologies	0	0
Modification of contractual cash flows of financial assets	0	0
Foreign exchange and other movements	10,438,466	1,848,424
Financial assets derecognized during the period	7,623,848	11,440,277
Write-offs	(335,327)
Loss allowance, Ending Balance	1,726,780	965,360
Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	750,612	496,885
Inflation effect	(242,222)	(98,727)
New Financial Assets Originated or Purchased	(85,180,890)	(124,935,771)
Changes to model assumptions and methodologies	0	0
Modification of contractual cash flows of financial assets	0	0
Foreign exchange and other movements	41,720,181	1,809,873
Financial assets derecognized during the period	37,908,360	71,991,271
Write-offs	(5,004,740)
Loss allowance, Ending Balance	1,270,851	750,612
Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	3,877,715	4,160,322
Inflation effect	(1,251,348)	(826,612)
New Financial Assets Originated or Purchased	(17,950,323)	(12,047,942)
Changes to model assumptions and methodologies	0	0
Modification of contractual cash flows of financial assets	0	0
Foreign exchange and other movements	16,578,930
Financial assets derecognized during the period	3,263,555	3,519,840
Loss allowance, Ending Balance	5,307,297	3,877,715
12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	1,093,601	1,275,440
Inflation effect	(352,907)	(253,416)
New Financial Assets Originated or Purchased		(37,281,613)
Changes to model assumptions and methodologies		0
Modification of contractual cash flows of financial assets		0
Foreign exchange and other movements		(4,612,978)
Financial assets derecognized during the period		7,860,281
Loss allowance, Ending Balance	2,600,458	1,093,601
12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	221,758	57,285
Inflation effect	(71,562)	(11,381)
New Financial Assets Originated or Purchased	(17,476,427)	(21,198,887)
Changes to model assumptions and methodologies	0	0
Modification of contractual cash flows of financial assets	0	0
Foreign exchange and other movements	9,042,974	1,457,820
Financial assets derecognized during the period	6,202,481	10,394,945
Write-offs	(204,089)
Loss allowance, Ending Balance	266,947	221,758
12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	211,775	166,413
Inflation effect	(68,341)	(33,066)
New Financial Assets Originated or Purchased	(80,611,231)	(116,853,630)
Changes to model assumptions and methodologies	0	0
Modification of contractual cash flows of financial assets	0	0
Foreign exchange and other movements	38,807,684	955,314
Financial assets derecognized during the period	36,157,200	71,205,950
Write-offs	(5,423,721)
Loss allowance, Ending Balance	525,757	211,775
12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	904,291	775,611
Inflation effect	(291,817)	(154,106)
New Financial Assets Originated or Purchased	(16,179,401)	(9,370,544)
Changes to model assumptions and methodologies	0	0
Modification of contractual cash flows of financial assets	0	0
Foreign exchange and other movements	13,243,671	(5,312)
Financial assets derecognized during the period	724,768	720,307
Write-offs	(18,384)
Loss allowance, Ending Balance	1,376,585	904,291
Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	917,070	696,665
Inflation effect	(295,942)	(138,420)
New Financial Assets Originated or Purchased		(9,754,613)
Changes to model assumptions and methodologies		0
Modification of contractual cash flows of financial assets		0
Foreign exchange and other movements		120,178
Financial assets derecognized during the period		2,394,705
Loss allowance, Ending Balance	2,317,516	917,070
Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	127,030	189,219
Inflation effect	(40,993)	(37,596)
New Financial Assets Originated or Purchased	(2,679,052)	(2,931,419)
Changes to model assumptions and methodologies	0	0
Modification of contractual cash flows of financial assets	0	0
Foreign exchange and other movements	1,136,558	338,653
Financial assets derecognized during the period	1,062,828	687,029
Write-offs	(4,429)
Loss allowance, Ending Balance	280,127	127,030
Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	45,209	106,888
Inflation effect	(14,588)	(21,237)
New Financial Assets Originated or Purchased	(4,520,606)	(7,856,759)
Changes to model assumptions and methodologies	0	0
Modification of contractual cash flows of financial assets	0	0
Foreign exchange and other movements	2,651,215	840,121
Financial assets derecognized during the period	3,276,411	785,321
Write-offs	807,299
Loss allowance, Ending Balance	77,364	45,209
Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	1,270,258	1,566,226
Inflation effect	(409,915)	(311,192)
New Financial Assets Originated or Purchased	(767,534)	(2,621,787)
Changes to model assumptions and methodologies	0	0
Modification of contractual cash flows of financial assets	0	0
Foreign exchange and other movements	2,388,129	4,919
Financial assets derecognized during the period	727,919	1,045,183
Write-offs	(21,332)
Loss allowance, Ending Balance	1,842,615	1,270,258
Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	1,676,263	1,476,059
Inflation effect	(540,935)	(293,277)
New Financial Assets Originated or Purchased		(1,430,839)
Changes to model assumptions and methodologies		0
Modification of contractual cash flows of financial assets		0
Foreign exchange and other movements		227,318
Financial assets derecognized during the period		1,554,807
Loss allowance, Ending Balance	2,559,514	1,676,263
Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	616,572	372,704
Inflation effect	(198,969)	(74,053)
New Financial Assets Originated or Purchased	(1,321,045)	(707,794)
Changes to model assumptions and methodologies	0	0
Modification of contractual cash flows of financial assets	0	0
Foreign exchange and other movements	258,934	51,951
Financial assets derecognized during the period	358,539	358,303
Write-offs	(126,809)
Loss allowance, Ending Balance	1,179,706	616,572
Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	493,628	223,584
Inflation effect	(159,293)	(44,424)
New Financial Assets Originated or Purchased	(49,053)	(225,382)
Changes to model assumptions and methodologies	0	0
Modification of contractual cash flows of financial assets	0	0
Foreign exchange and other movements	261,282	14,438
Financial assets derecognized during the period	(1,525,251)
Write-offs	(388,318)
Loss allowance, Ending Balance	667,730	493,628
Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	1,703,166	1,818,485
Inflation effect	(549,616)	(361,314)
New Financial Assets Originated or Purchased	(1,003,388)	(55,611)
Changes to model assumptions and methodologies	0	0
Modification of contractual cash flows of financial assets	0	0
Foreign exchange and other movements	947,130	393
Financial assets derecognized during the period	1,810,868	1,754,350
Write-offs	39,716
Loss allowance, Ending Balance	2,088,097	1,703,166
Purchased Credit-Impaired [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Changes to model assumptions and methodologies		0
Modification of contractual cash flows of financial assets		0
Purchased Credit-Impaired [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Changes to model assumptions and methodologies	0	0
Modification of contractual cash flows of financial assets	0	0
Purchased Credit-Impaired [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Changes to model assumptions and methodologies	0	0
Modification of contractual cash flows of financial assets	0	0
Purchased Credit-Impaired [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Changes to model assumptions and methodologies	0	0
Modification of contractual cash flows of financial assets	0	0
Movements with profit and loss impact [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	3,672,645	1,896,344
Changes in PDs/LGDs/EADs	2,703,658	572,357
Changes to model assumptions and methodologies	0	0
Modification of contractual cash flows of financial assets	0	0
Foreign exchange and other movements	63,479	288
Movements with profit and loss impact [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	1,245,231	665,089
Changes in PDs/LGDs/EADs	221,857	72,120
Changes to model assumptions and methodologies	0	0
Modification of contractual cash flows of financial assets	0	0
Foreign exchange and other movements	121,504	56,553
Movements with profit and loss impact [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	441,658	199,961
Changes in PDs/LGDs/EADs	165,528	67,868
Changes to model assumptions and methodologies	0	0
Modification of contractual cash flows of financial assets	0	0
Foreign exchange and other movements	253,818	257,435
Movements with profit and loss impact [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	1,768,316	756,392
Changes in PDs/LGDs/EADs	2,454,025	1,296,754
Changes to model assumptions and methodologies	0	0
Modification of contractual cash flows of financial assets	0	0
Foreign exchange and other movements	(338,662)	(249,479)
Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	680,315	307,212
Changes in PDs/LGDs/EADs	1,229,264	(110,722)
Changes to model assumptions and methodologies	0	0
Modification of contractual cash flows of financial assets	0	0
Foreign exchange and other movements	46,707	10,539
Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	181,218	181,012
Changes in PDs/LGDs/EADs	17,285	(34,518)
Changes to model assumptions and methodologies	0	0
Modification of contractual cash flows of financial assets	0	0
Foreign exchange and other movements	17,044	912
Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	398,510	170,640
Changes in PDs/LGDs/EADs	69,078	568
Changes to model assumptions and methodologies	0	0
Modification of contractual cash flows of financial assets	0	0
Foreign exchange and other movements	(6,823)	10,972
Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	514,603	244,074
Changes in PDs/LGDs/EADs	328,246	(226,555)
Changes to model assumptions and methodologies	0	0
Modification of contractual cash flows of financial assets	0	0
Foreign exchange and other movements	(128,575)	(85,307)
Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	1,376,390	619,118
Changes in PDs/LGDs/EADs	637,622	90,105
Changes to model assumptions and methodologies	0	0
Modification of contractual cash flows of financial assets	0	0
Foreign exchange and other movements	26,548	1,326
Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	195,991	82,364
Changes in PDs/LGDs/EADs	38,295	2,759
Changes to model assumptions and methodologies	0	0
Modification of contractual cash flows of financial assets	0	0
Foreign exchange and other movements	16,267	11,434
Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	43,148	29,321
Changes in PDs/LGDs/EADs	20,034	20,024
Changes to model assumptions and methodologies	0	0
Modification of contractual cash flows of financial assets	0	0
Foreign exchange and other movements	9,991	(10,901)
Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	735,092	445,054
Changes in PDs/LGDs/EADs	1,003,381	601,910
Changes to model assumptions and methodologies	0	0
Modification of contractual cash flows of financial assets	0	0
Foreign exchange and other movements	(210,087)	(164,172)
Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	1,615,940	970,014
Changes in PDs/LGDs/EADs	836,772	592,974
Changes to model assumptions and methodologies	0	0
Modification of contractual cash flows of financial assets	0	0
Foreign exchange and other movements	(9,776)	(11,577)
Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	868,022	401,713
Changes in PDs/LGDs/EADs	166,277	103,879
Changes to model assumptions and methodologies	0	0
Modification of contractual cash flows of financial assets	0	0
Foreign exchange and other movements	88,193	44,207
Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Changes in PDs/LGDs/EADs	76,416	47,276
Changes to model assumptions and methodologies	0	0
Modification of contractual cash flows of financial assets	0	0
Foreign exchange and other movements	250,650	257,364
Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	518,621	67,264
Changes in PDs/LGDs/EADs	1,122,398	921,399
Changes to model assumptions and methodologies	0	0
Modification of contractual cash flows of financial assets	0	0
Movements with profit and loss impact [member] | Purchased Credit-Impaired [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Changes to model assumptions and methodologies	0	0
Modification of contractual cash flows of financial assets	0	0
Movements with profit and loss impact [member] | Purchased Credit-Impaired [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Changes to model assumptions and methodologies	0	0
Modification of contractual cash flows of financial assets	0	0
Movements with profit and loss impact [member] | Purchased Credit-Impaired [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Changes to model assumptions and methodologies	0	0
Modification of contractual cash flows of financial assets	0	0
Movements with profit and loss impact [member] | Purchased Credit-Impaired [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Changes to model assumptions and methodologies	0	0
Modification of contractual cash flows of financial assets	0	0
Other movements with no profit and loss impact [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets derecognized during the period	(2,910,313)	(2,520,339)
Write-offs	1,450,869	975,233
Other movements with no profit and loss impact [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets derecognized during the period	(1,028,266)	(529,447)
Write-offs	512,618	204,867
Other movements with no profit and loss impact [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets derecognized during the period	(196,508)	(281,884)
Write-offs	97,965	109,074
Other movements with no profit and loss impact [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets derecognized during the period	(2,667,967)	(1,672,662)
Write-offs	1,465,218	413,000
Other movements with no profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets derecognized during the period	(216,869)	(362,292)
Write-offs	108,115	140,187
Other movements with no profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets derecognized during the period	(206,825)	(17,564)
Write-offs	103,108	6,796
Other movements with no profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets derecognized during the period	(157,912)	(168,380)
Write-offs	78,724	65,154
Other movements with no profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets derecognized during the period	(53,058)	(31,508)
Write-offs	29,139	7,780
Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets derecognized during the period	(611,817)	(403,954)
Write-offs	305,007	156,308
Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets derecognized during the period	(101,718)	(133,673)
Write-offs	50,709	51,724
Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets derecognized during the period	(38,596)	(113,504)
Write-offs	19,241	43,920
Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets derecognized during the period	(382,131)	(330,971)
Write-offs	209,862	81,720
Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets derecognized during the period	(2,081,627)	(1,754,093)
Write-offs	1,037,747	678,738
Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets derecognized during the period	(719,723)	(378,210)
Write-offs	358,801	146,347
Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets derecognized during the period	(2,232,778)	(1,310,183)
Write-offs	1,226,217	323,500
Transfer from stage 1 to stage 2 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		2,677,919
Transfer from stage 1 to stage 2 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	566,583	977,594
Transfer from stage 1 to stage 2 [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	555,567	1,307,936
Transfer from stage 1 to stage 2 [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	3,933,644	2,177,809
Transfer from stage 1 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		(2,677,919)
Transfer from stage 1 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(566,583)	(977,594)
Transfer from stage 1 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(555,567)	(1,307,936)
Transfer from stage 1 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(3,933,644)	(2,177,809)
Transfer from stage 1 to stage 2 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(36,452)	(37,260)
Transfer from stage 1 to stage 2 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(3,911)	(4,026)
Transfer from stage 1 to stage 2 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(1,872)	(2,693)
Transfer from stage 1 to stage 2 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(111,156)	(60,573)
Transfer from stage 1 to stage 2 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	36,452	37,260
Transfer from stage 1 to stage 2 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	3,911	4,026
Transfer from stage 1 to stage 2 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	1,872	2,693
Transfer from stage 1 to stage 2 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	111,156	60,573
Transfer from stage 1 to stage 3 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		788,355
Transfer from stage 1 to stage 3 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	106,715	98,440
Transfer from stage 1 to stage 3 [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	9,894	99,272
Transfer from stage 1 to stage 3 [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	1,398,286	832,017
Transfer from stage 1 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		(788,355)
Transfer from stage 1 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(106,715)	(98,440)
Transfer from stage 1 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(9,894)	(99,272)
Transfer from stage 1 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(1,398,286)	(832,017)
Transfer from stage 1 to stage 3 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(12,985)	(12,603)
Transfer from stage 1 to stage 3 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(743)	(371)
Transfer from stage 1 to stage 3 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(179)	(61)
Transfer from stage 1 to stage 3 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(40,296)	(24,779)
Transfer from stage 1 to stage 3 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	12,985	12,603
Transfer from stage 1 to stage 3 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	743	371
Transfer from stage 1 to stage 3 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	179	61
Transfer from stage 1 to stage 3 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	40,296	24,779
Transfer from stage 2 to stage 1 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		(3,471,756)
Transfer from stage 2 to stage 1 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		(270,525)
Transfer from stage 2 to stage 1 [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(1,127,915)	(3,233,170)
Transfer from stage 2 to stage 1 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		3,471,756
Transfer from stage 2 to stage 1 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(3,276)	270,525
Transfer from stage 2 to stage 1 [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	1,127,915	3,233,170
Transfer from stage 2 to stage 1 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	3,276
Transfer from stage 2 to stage 1 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	61,669	136,516
Transfer from stage 2 to stage 1 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	9,575	43,613
Transfer from stage 2 to stage 1 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	2,797	2,228
Transfer from stage 2 to stage 1 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	215,544	423,002
Transfer from stage 2 to stage 1 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(61,669)	(136,516)
Transfer from stage 2 to stage 1 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(9,575)	(43,613)
Transfer from stage 2 to stage 1 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(2,797)	(2,228)
Transfer from stage 2 to stage 1 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(215,544)	(423,002)
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		451,953
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	61,468	40,969
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		55,374
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	1,288,696	1,265,342
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		(451,953)
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(61,468)	(40,969)
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		(55,374)
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(1,288,696)	(1,265,342)
Transfer from stage 2 to stage 3 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(40,809)	(33,992)
Transfer from stage 2 to stage 3 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(2,935)	(6,279)
Transfer from stage 2 to stage 3 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(6,150)	(9,767)
Transfer from stage 2 to stage 3 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(280,363)	(257,026)
Transfer from stage 2 to stage 3 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	40,809	33,992
Transfer from stage 2 to stage 3 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	2,935	6,279
Transfer from stage 2 to stage 3 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	6,150	9,767
Transfer from stage 2 to stage 3 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	280,363	257,026
Transfer from stage 3 to stage 2 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(355,843)
Transfer from stage 3 to stage 2 [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(469,663)	(61,382)
Transfer from stage 3 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		(53,083)
Transfer from stage 3 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	355,843	(12,791)
Transfer from stage 3 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	469,663	61,382
Transfer from stage 3 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(21,883)	(2,315)
Transfer from stage 3 to stage 2 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		53,083
Transfer from stage 3 to stage 2 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		12,791
Transfer from stage 3 to stage 2 [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	21,883	2,315
Transfer from stage 3 to stage 2 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	28,664	29,170
Transfer from stage 3 to stage 2 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	3,145	6,665
Transfer from stage 3 to stage 2 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	10,906	1,138
Transfer from stage 3 to stage 2 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(28,664)	(29,170)
Transfer from stage 3 to stage 2 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(3,145)	(6,665)
Transfer from stage 3 to stage 2 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(10,906)	(1,138)
Transfer from stage 3 to stage 1 [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(18,738)	(66,293)
Transfer from stage 3 to stage 1 [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	18,738	66,293
Transfer from stage 3 to stage 1 [member] | Other movements with no profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	9,664	36,652
Transfer from stage 3 to stage 1 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	$ (9,664)	$ (36,652)